THE PRIVATE SHARES FUND

Schedule of Investments

March 31, 2026 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Public Companies (A) — 2.9%
Aerospace — 1.1%
Beta Technologies, Inc.(b)	Apr 2021	748,014	$10,869,591	$10,995,806
Voyager Technologies, Inc.	Mar 2022	89,823	2,624,024	2,100,960
			13,493,615	13,096,766
Enterprise Software — 1.6%
EquipmentShare.com, Inc., Class A(b)	Oct 2021	925,294	13,553,184	18,848,239
Healthcare/Biotech — 0.2%
Omada Health, Inc.	Dec 2021	125,050	2,249,099	1,571,878
TOTAL COMMON STOCK IN PUBLIC COMPANIES			29,295,898	33,516,883

Common Stock in Private Companies(a),(b) — 39.5%
3D Printing — 0.0%
Carbon, Inc.	Jun 2019	158,853	2,125,214	320,850
Advertising — 1.3%
GroundTruth, Inc.	Oct 2016	1,659,427	446,424	564,205
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	11,385,530
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	3,189,227
			19,140,858	15,138,962
Aerospace — 16.4%
Axiom Space, Inc.	Mar 2021	5,852	1,010,205	726,233
Relativity Space, Inc.	Oct 2021	12,165	20,299,986	51,883
Space Exploration Technologies Corp.	May 2019	360,330	7,386,765	189,746,175
			28,696,956	190,524,291
AgTech — 0.0%
Farmer's Business Network, Inc.	Sep 2021	87,500	5,042,625	378,000
Analytics/Big Data — 3.4%
Content Square SAS	Dec 2023	563,854	3,894,219	4,555,940
Dataminr, Inc.	Sep 2015	567,043	6,559,226	17,771,127
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	5,412,000
INRIX, Inc.	May 2014	133,238	3,026,250	4,749,935
Tealium, Inc.	Sep 2020	200,000	1,300,000	2,812,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,758	4,303,410
			20,643,853	39,604,412
Artificial Intelligence — 4.6%
Brain Corp.	Dec 2020	2,375,000	9,540,000	12,706,250
Cerebras Systems, Inc.	Feb 2022	223,687	5,015,510	22,142,776
Nanotronics Imaging, Inc.	Aug 2022	76,504	7,803,408	18,966,107
			22,358,918	53,815,133

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2026 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(b)— 39.5% (Continued)
Education — 0.4%
Learneo, Inc.	Jun 2020	270,000	$3,429,200	$4,843,800
Enterprise Software — 1.1%
Automation Anywhere, Inc.	Jul 2021	189,449	4,019,940	1,991,109
Docker, Inc.	May 2017	2,500	531,250	28,875
Motive Technologies, Inc.	May 2019	262,854	3,420,734	9,160,462
Tebra Technologies, Inc.	Nov 2020	190,007	1,235,126	342,849
Trax, Ltd.	Mar 2020	149,970	5,100,000	787,342
			14,307,050	12,310,637
Finance/Payments — 4.3%
Betterment Holdings, Inc.	Mar 2021	1,457,800	14,999,995	22,727,102
ConsenSys Software, Inc.	May 2022	161,445	6,703,829	10,280,818
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	6,467,751
Prosper Marketplace, Inc.	Jan 2016	244,130	1,307,998	92,769
Upgrade, Inc.	Apr 2022	1,861,053	5,900,002	10,938,525
			33,991,052	50,506,965
FoodTech — 0.1%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	865,935
Games — 1.0%
Epic Games, Inc.	Nov 2022	17,168	10,826,013	12,099,491
Hardware — 0.0%
Hydrow, Inc.	Feb 2022	14,172,560	4,999,989	464,860
Healthcare/Biotech — 1.7%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	4,967,100
Color Health, Inc.	Feb 2022	139,486	10,039,927	1,545,505
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	11,999,880
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	827,987
			24,861,588	19,340,472
Security — 3.8%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	20,456,420	26,073,949
Contrast Security, Inc.	Sep 2022	31,250	255,000	170,625
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	8,710,286
Snyk, Ltd.	Mar 2023	392,707	2,932,070	3,742,498
Tanium, Inc.	Apr 2019	640,000	4,787,200	5,011,200
			38,430,696	43,708,558
Software — 1.2%
Discord, Inc.	Dec 2021	366,030	13,141,997	12,466,982
Roofstock, Inc.	Jun 2024	127,231	6,130,637	1,103,093
			19,272,634	13,570,075

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2026 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(b)— 39.5% (Continued)
Transportation — 0.2%
Flexport, Inc.	Jul 2022	538,387	$7,256,025	$2,347,367
TOTAL COMMON STOCK IN PRIVATE COMPANIES			258,952,167	459,839,808

Preferred Stock in Private Companies(a),(b)— 34.2%
Advertising — 0.0%
GroundTruth, Inc., Preferred Series B-1	Jan 2017	600,000	149,200	204,000
Aerospace — 3.4%
Axiom Space, Inc., Preferred Founder Series A	Mar 2021	13,071	2,256,437	1,622,111
Axiom Space, Inc., Preferred Founder Series B	Mar 2021	10,620	1,833,342	1,317,942
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	3,998,627
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	13,493,518
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	2,344,317
Relativity Space, Inc., Preferred Series 1A	May 2025	1,172,360	4,999,998	4,999,998
Relativity Space, Inc., Preferred Series Z	May 2025	9,999	0	9,999,000
Xplore, Inc., Preferred Series A1	Feb 2022	237,524	1,000,000	1,250,001
			29,722,472	39,025,514
AgTech — 0.4%
Farmer's Business Network, Inc., Preferred Series G	Sep 2021	160,880	10,199,946	4,531,990
Analytics/Big Data — 2.1%
Content Square SAS, Preferred Series F	Dec 2023	182,946	1,693,702	2,467,941
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	626,800
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	2,742,125
Dataminr, Inc., Preferred Series C	Sep 2025	586,370	6,039,611	18,376,836
			8,797,524	24,213,702
Artificial Intelligence — 3.4%
Ayar Labs, Inc.	Mar 2026	229,701	11,999,987	11,999,987
Nanotronics Imaging, Inc., Preferred Series E	Nov 2023	2,469	250,000	612,090
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	22,532,044
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	125,293
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	757,913
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	3,817,717
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	170,950
			39,550,054	40,015,994
Consumer Web — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	100,012	189,949
Defense — 1.3%
True Anomaly, Inc.	Mar 2026	571,760	14,999,992	14,967,385

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2026 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Preferred Stock in Private Companies(a),(b)— 34.2% (Continued)
e-Commerce — 6.1%
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	$1,999,999	$11,865,590
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	40,943,773
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	18,778,690
			26,999,976	71,588,053
Education — 0.1%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	6,146,189	1,050,464
Enterprise Software — 3.4%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	1,405,000	1,858,500
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	2,066,030
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,852,821
Motive Technologies, Inc., Preferred Series E	May 2021	35,335	763,277	1,231,436
Motive Technologies, Inc., Preferred Senior Series E	Jul 2025	177,612	3,836,718	6,189,790
Motive Technologies, Inc., Preferred Series F	Jun 2022	106,368	2,488,949	3,706,936
Motive Technologies, Inc, Preferred Senior Series F	Jul 2025	534,657	12,511,044	18,632,796
Tebra Technologies, Inc., Preferred Series Seed 2	Nov 2020	123,819	804,870	223,419
Trax, Ltd., Pre IPO	Mar 2021	76,722	3,999,978	2,402,933
			29,881,064	39,164,661
Finance/Payments — 6.1%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	3,999,999	4,963,544
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	4,637,273
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	6,335,096
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	16,118,049
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	4,118,490
Prosper Marketplace, Inc., Preferred Series A	Jan 2016	55,395	305,781	27,143
Prosper Marketplace, Inc., Preferred Series A-1	Jan 2016	58,165	116	22,103
Ripple Labs, Inc., Preferred Series A	Dec 2018	52,372	2,471,334	15,711,600
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	19,337,304
			50,709,714	71,270,602
FoodTech — 0.2%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	4,080,000	2,240,000
Healthcare/Biotech — 0.6%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	210,304	298,458
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,119,999	2,553,191
Devoted Health, Inc., Preferred Series E	Dec 2023	8,888	499,953	599,940
Devoted Health, Inc., Preferred Series F Prime	Dec 2025	44,444	2,999,970	2,999,970
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	474,950
			7,705,226	6,926,509

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2026 (Unaudited)

	Acquisition Date	Shares / Principal	Cost	Fair Value

Preferred Stock in Private Companies(a),(b)— 34.2% (Continued)
Security — 1.0%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	$10,300,003	$4,523,687
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	6,358,694
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	950,640
			19,877,801	11,833,021
Software — 3.9%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	9,999,990	6,708,466
Tradeshift Holdings, Inc., Preferred Series 3	Jun 2021	28,797,969	12,551,436	39,165,238
			22,551,426	45,873,704
Transportation — 2.2%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	341,068	515,650
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	3,217,920
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	617,214
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	2,529,519
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	304,284
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	441,980
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	8,400,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	20,618,556	5,000,000	2,707,217
Turo, Inc., Preferred Series D-1	Jun 2018	314,017	2,932,295	6,792,188
			30,233,766	25,525,972
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			301,704,362	398,621,520

Convertible Notes of Private Companies(a),(b)— 4.4%
Aerospace — 0.1%
Radian Aerospace, Inc., 10.00% 8/29/2026	Sep 2025	400,000	400,000	400,000
AgTech — 0.0%
Farmer's Business Network, Inc., 15.00% 9/28/2026	Sep 2023	350,000	350,000	350,000
Analytics/Big Data — 0.1%
Dataminr, Inc., 10.00% 2/28/2030	Jun 2025	1,000,000	1,000,000	1,000,000
Artificial Intelligence — 0.3%
Nanotronics Imaging, Inc., 5.00% 4/25/2026	Apr 2023	3,000,000	3,000,000	3,692,485
Enterprise Software — 0.3%
Motive Technologies, Inc., 18.00% 5/20/2032	Jul 2025	2,000,000	2,000,000	3,600,000

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2026 (Unaudited)

	Acquisition Date	Principal / Units	Cost	Fair Value

Convertible Notes of Private Companies (a),(b) — 4.4% (Continued)
Hosting/Storage — 0.9%
TMGcore, Inc., 4.00% 9/30/2028	Dec 2021	10,476,362	$10,476,362	$10,485,546
Software — 0.2%
Tradeshift Holdings, Inc., 0.00% 7/31/2026	Apr 2023	2,227,053	2,227,053	2,227,053
Tradeshift Holdings, Inc., 0.00% 9/13/2027	Sep 2024	500,000	500,000	500,000
			2,727,053	2,727,053
Transportation — 2.5%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	10,418,495	252,362	1,561,577
Neutron Holdings, Inc. (d.b.a. Lime), 8.00% PIK 10/29/2026(c)	Oct 2021	18,955,152	18,955,152	27,293,481
			19,207,514	28,855,058
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			39,160,929	51,110,142

Units of Private Companies(a),(b)— 0.2%
Security — 0.2%
Excalibur Aggregator L.P., Class A	Jun 2023	194	193,877	193,857
Knight JV	Mar 2026	7	7,742,404	2,438,900
			7,936,281	2,632,757
TOTAL UNITS OF PRIVATE COMPANIES			7,936,281	2,632,757

Warrants of Private Companies(a),(b) — 0.1%
Aerospace — 0.0%
Radian Aerospace, Inc., Exercise Price $0.01, Exercise Date 2/28/2033	Sep 2025	121,581	0	468,378
Software — 0.1%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	2,425,355	119,555
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	239,111
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	119,555
			9,534,251	478,221
Transportation — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,016,483	807	123,706
TOTAL WARRANTS OF PRIVATE COMPANIES			9,535,058	1,070,305

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2026 (Unaudited)

	Acquisition Date	Commitment	Cost	Fair Value

Special Purpose Vehicles(a),(b),(d) — 9.4%
Aerospace — 3.0%
HOF Capital WH Strategic Opportunities Fund, LP (invested in SpaceX, Common)	May 2024	38,310	$3,296,000	$20,173,663
MVP Opportunity Fund VI LLC, Series 24G (invested in SpaceX, Common)	Nov 2024	6,133	1,000,000	3,229,576
SC JAL LLC (invested in SpaceX, Common)	May 2024	21,086	1,854,000	11,103,677
			6,150,000	34,506,916
AgTech — 0.7%
Stage 1 Growth Fund, LLC, Series CiBO (invested in CIBO Technologies,Inc., Preferred Series C1)	Aug 2021	1,298,566	3,210,057	3,116,558
Stage 1 Growth Fund, LLC Series Invaio (invested in Invaio Sciences, Inc., Preferred Series C)	Mar 2021	1,061,390	5,150,000	5,222,039
			8,360,057	8,338,597
Analytics/Big Data — 3.3%
KVC Select, LLC (Invested in Dremio Corp., 22.5% Common Stock and 77.5% Preferred Series E)	Dec 2021	636,258	5,213,383	4,408,628
Tiger Global PIP 12-1, LLC (invested in Databricks, Inc., Preferred Series G)	Jul 2022	182,664	10,818,330	34,706,160
			16,031,713	39,114,788
Artificial Intelligence — 0.5%
MC Valor Summit 2.0 L.P. (invested in Crusoe, Preferred Series E)	Dec 2025	59,667	5,169,369	6,084,730
Defense — 0.3%
IronArc Opportunities XXI, LP (invested in Saronic Technologies, Preferred Series D)	Mar 2026	138,458	4,000,000	3,799,980
e-Commerce — 0.2%
Irving Investors Privates OSC XXXVIII, LLC (invested in 1661, Inc. (d.b.aGOAT), 14.9% Common Stock, 13.1% Preferred Series A-1, 0.3%Preferred Series A-5, 17.1% Preferred Series A-7, 27.0% Preferred Series B,and 27.7% Preferred Series C)	Sep 2021	859,200	5,100,467	2,036,304
Education — 0.3%
GSV ERS LP (invested in Eruditus Learning Solutions Pte., Ltd. Common Stock)	Aug 2021	36,264	5,169,490	3,950,237

See accompanying Notes to the Schedule of Investments

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2026 (Unaudited)

	Acquisition Date	Commitment / Units	Cost	Fair Value

Special Purpose Vehicles(a),(b),(d)— 9.4% (Continued)
Enterprise Software — 0.3%
KVC Select, LLC (invested in Ocrolus, Inc., Preferred Series C)	Aug 2021	438,327	$3,137,450	$2,998,157
Finance/Payments — 0.3%
ParaFi Private Opportunities, LLC - Series J (invested in ConsenSysSoftware, Inc., Preferred Series D)	Feb 2022	35,699	5,075,000	3,682,709
FoodTech — 0.2%
Khosla Ventures IFSPV II-B, LLC (invested in Impossible Foods, Inc., 74.2%Preferred Series H-1 and 25.8% Preferred Series H-2)	Nov 2021	206,883	5,050,000	2,025,385
Software — 0.3%
Artist Edge Partners IV, LP (invested in Discord, Inc. Common Stock)	Dec 2021	90,910	5,390,077	3,096,395
TOTAL SPECIAL PURPOSE VEHICLES			68,633,623	109,634,198

Private FUNDS(a),(b)— 0.5%
Private Funds — 0.5%
Northgate Growth Fund III	Dec 2022	5,000,000	5,000,000	6,010,173
TOTAL PRIVATE FUNDS			5,000,000	6,010,173

Short-Term Investments — 8.4%
MUTUAL FUNDS— 8.4%
UMB Money Market II Special, 3.43%, (e)			97,995,927	97,995,927

TOTAL SHORT-TERM INVESTMENTS			97,995,927	97,995,927

TOTAL INVESTMENTS — 99.6%			818,214,245	1,160,431,713
Other assets less liabilities — 0.4%				4,959,706

NET ASSETS — 100.0%				$1,165,391,419

(a)	Debt positions (convertible notes of private companies) are income producing, all other positions are equity positions and are non-income producing, except for short-term investments.

(b)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”). As of March 31, 2026 restricted securities represented 90.85% of the net assets of the Fund.

(c)	Denotes a variable rate security. The rate shown is the current interest rate as of March 31, 2026.

(d)	The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. If applicable, the number of units presented, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.

(e)	Represents the 7-day effective yield as of March 31, 2026.

All issuers are based in the United States, except for Lyst, Ltd., OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learning Solutions Pte., Ltd., Fundbox, Ltd., and Content Square SAS, which are based in the Cayman Islands, Singapore, Israel, and France respectively.